Lease liabilities - Summary of Breakdown for Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Balance at beginning of period	€ 438,052	€ 407,687
Interest expense	9,882	8,982	€ 10,615
Repayment of lease liabilities (including interest expense)	0	123,570
Balance at end of period	443,507	438,052	€ 407,687
Non-current	19,581	44,555
Current	13,969	14,093
Lease liabilities
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Interest expense	9,882	9,351
Repayment of lease liabilities (including interest expense)	(124,321)	(109,962)
IFRS 16 lease amendment: lease renegotiation	(7,194)	(12,416)
Additions due to new leases and store renewals	140,875	150,648
Decrease of lease liabilities due to store closures	(21,726)	(16,485)
Disposition	0	(11,508)
Translation differences	7,939	20,737
Non-current	332,050	331,409
Current	€ 111,457	€ 106,643